Condensed Parent Company Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Information

Note 25. Condensed Parent Company Information

The following condensed financial information reflects the accounts and transactions of First Guaranty Bancshares, Inc. for the dates indicated:

Condensed Balance Sheets

	December 31,
(in thousands)	2013	2012
Assets
Cash	$433	$1,291
Investment in bank subsidiary	123,681	135,538
Investment Securities:
Available for sale, at fair value	64	64
Other assets	1,748	407

Total Assets	$125,926	$137,300

Liabilities and Shareholders’ Equity
Short-term debt	$1,800	$1,800
Long-term debt	500	1,100
Other liabilities	221	219

Total Liabilities	2,521	3,119
Shareholders’ Equity	123,405	134,181

Total Liabilities and Shareholders’ Equity	$125,926	$137,300

Condensed Statements of Income

	December 31,
(in thousands)	2013	2012
Dividends received from bank subsidiary
Other Income	$4,669	$6,400
Total Operating Income	90	1

	4,759	6401

Operating Expenses
Interest expense	115	91
Salaries & Benefits	88	101
Other Expenses	449	667

Total Operating Expenses	652	859

Income before Income Tax Benefit and Increase in Equity in Undistributed Earnings of Subsidiary	4,107	5,542
Income tax benefit	212	373

Income before Increase in Equity in Undistributed Earnings of Subsidiary	4,319	5,915
Increase in equity in undistributed earnings of subsidiary	4,827	6,144

Net Income	9,146	12,059
Less preferred stock dividends	(713)	(1,972)

Net Income Available to Common Shareholders	$8,433	$10,087

Condensed Statements of Cash Flow

	December 31,
(in thousands)	2013	2012
Cash Flows from Operating Activities:
Net income	$9,146	$12,059
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
(Increase) in equity in undistributed earnings of subsidiary	(4,827)	(6,144)
Loss on sale of securities	—	2
Net change in other liabilities	2	32
Net change in other assets	161	(122)

Net Cash Provided by Operating Activities	4,482	5,827

Cash Flows from Investing Activities:
Proceeds from maturities, calls and sales of AFS securities	—	248
Funds Invested in AFS securities	—	(41)

Net Cash Provided by (Used In) Investing Activities	—	207

Cash Flows from Financing Activities:
Proceeds from short-term debt	—	1,800
Proceeds from long-term debt	—	—
Repayment of long-term debt	(600)	(2,100)
Repurchase of common stock	—	(54)
Dividends paid	(4,740)	(6,007)

Net Cash (Used In) Provided by Financing Activities	(5,340)	(6,361)

Net Decrease in Cash and Cash Equivalents	(858)	(327)
Cash and cash equivalents at the beginning of the period	1,291	1,618

Cash and Cash Equivalents at the End of the Period	$433	$1,291